Schedules of Investments (unaudited)
Impax Global Sustainable Infrastructure Fund	September 30, 2023

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.7%
COMMUNICATION SERVICES: 12.3%
AT&T, Inc.	82,833	$1,244,152
BCE, Inc.	26,142	997,948
Globe Telecom, Inc.	6,570	208,032
HKT Trust & HKT, Ltd.	909,000	947,877
Koninklijke KPN NV	60,273	198,579
Nippon Telegraph & Telephone Corp.	473,500	560,451
Orange SA	91,981	1,055,046
PCCW, Ltd.	1,363,000	620,695
Singapore Telecommunications, Ltd.	124,100	219,669
SK Telecom Co., Ltd.	25,696	989,914
SoftBank Corp.	94,300	1,067,315
Swisscom AG	768	456,031
Tele2 AB, Class B	97,495	745,591
Telia Company AB	289,428	597,002
Telstra Group, Ltd.	134,832	333,122
Verizon Communications, Inc.	39,911	1,293,516
Vodafone Group PLC	1,107,667	1,038,326
		12,573,266

CONSUMER DISCRETIONARY: 0.4%
Sekisui Chemical Co., Ltd.	29,100	418,660

CONSUMER STAPLES: 1.4%
Darling Ingredients, Inc. (a)	7,218	376,780
Sysco Corp.	16,372	1,081,370
		1,458,150

FINANCIALS: 2.6%
Jack Henry & Associates, Inc.	3,050	460,977
MasterCard, Inc., Class A	3,128	1,238,406
Visa, Inc., Class A	816	187,688
Western Union Co., The	60,976	803,664
		2,690,735

HEALTH CARE: 6.9%
Cardinal Health, Inc.	6,381	553,998
Cencora, Inc.	3,062	551,068
Cigna Group, The	2,471	706,879
CVS Health Corp.	12,811	894,464
Encompass Health Corp.	9,137	613,641
HCA Healthcare, Inc.	4,088	1,005,567
Henry Schein, Inc. (a)	6,420	476,685
McKesson Corp.	1,479	643,143
Mettler-Toledo International, Inc. (a)	355	393,365
Premier, Inc., Class A	14,638	314,717
Quest Diagnostics, Inc.	3,597	438,330
Sonic Healthcare, Ltd.	23,689	452,340
		7,044,197

INDUSTRIALS: 30.0% (b)
A.O. Smith Corp.	4,490	296,924
Advanced Drainage Systems, Inc.	5,295	602,730
Andritz AG	15,323	772,166
Ashtead Group PLC	22,299	1,352,269
Bloom Energy Corp., Class A (a)	22,516	298,562
Brambles, Ltd.	45,237	415,571
Canadian Pacific Kansas City, Ltd.	7,331	544,920
Carlisle Companies, Inc.	1,883	488,187
China Everbright Environment Group, Ltd.	1,455,000	499,987
Clean Harbors, Inc. (a)	1,190	199,158
CSX Corp.	36,844	1,132,953
East Japan Railway Co.	3,700	211,740
Eiffage SA	9,046	858,625
Ferguson PLC	6,760	1,112,494
Geberit AG	1,499	747,518
Generac Holdings, Inc. (a)	3,800	414,048
Goldwind Science & Technology Co., Ltd.	1,196,200	602,181
Hubbell, Inc.	4,270	1,338,261
Kurita Water Industries, Ltd.	17,600	612,459
Lennox International, Inc.	1,468	549,678
Masco Corp.	13,077	698,966
Miura Co., Ltd.	18,400	369,786
NARI Technology Co., Ltd., Class A	168,484	512,632
Norfolk Southern Corp.	4,869	958,852
Otis Worldwide Corp.	1,633	131,146
Pentair PLC	10,629	688,228
Plug Power, Inc. (a)	39,268	298,437
Prysmian SpA	15,319	614,878
Quanta Services, Inc.	5,109	955,741
Schneider Electric SE	15,398	2,537,467
Shimizu Corp.	111,400	773,816
Sunrun, Inc. (a)	10,073	126,517
Timken Co., The	10,740	789,283
Union Pacific Corp.	6,273	1,277,371
United Rentals, Inc.	1,478	657,074
Vertiv Holdings Co.	19,729	733,919
Voltronic Power Technology Corp.	17,000	837,198
Waste Management, Inc.	12,828	1,955,499
Watsco, Inc.	1,523	575,268
Watts Water Technologies, Inc., Class A	3,553	614,029
West Japan Railway Co.	11,600	480,017
Xinyi Glass Holdings, Ltd.	347,000	447,136
Xylem, Inc.	7,954	724,053
		30,807,744

INFORMATION TECHNOLOGY: 12.7%
Applied Materials, Inc.	5,467	756,906
ASML Holding NV	549	323,224
Cadence Design Systems, Inc. (a)	2,226	521,552
Check Point Software Technologies, Ltd. (a)	3,818	508,863
China Railway Signal & Communication Corp., Ltd., Class H	1,472,000	468,665
Cisco Systems, Inc.	17,744	953,917
Enphase Energy, Inc. (a)	4,195	504,029
First Solar, Inc. (a)	1,719	277,773
Juniper Networks, Inc.	16,334	453,922
KLA Corp.	1,273	583,874
LONGi Green Energy Technology Co., Ltd.	204,100	765,735
MediaTek, Inc.	47,000	1,074,554
Microsoft Corp.	1,591	502,358
Motorola Solutions, Inc.	2,366	644,120
SolarEdge Technologies, Inc. (a)	1,618	209,547
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	18,340	1,593,746
TE Connectivity, Ltd.	3,740	462,002
Texas Instruments, Inc.	8,461	1,345,384
VMware, Inc., Class A (a)	2,041	339,786
Xinyi Solar Holdings, Ltd.	955,389	710,199
		13,000,156

REAL ESTATE: 7.3%
Boston Properties, Inc., REIT	16,322	970,833
Cousins Properties, Inc., REIT	13,952	284,202
Crown Castle, Inc., REIT	2,814	258,972
Douglas Emmett, Inc., REIT	38,363	489,512
Healthcare Realty Trust, Inc., REIT	61,370	937,120
Healthpeak Properties, Inc., REIT	34,572	634,742
Hysan Development Co, Ltd.	195,000	377,504
Japan Real Estate Investment Corp., REIT	69	268,875
Medical Properties Trust, Inc., REIT	89,290	486,631
Omega Healthcare Investors, Inc., REIT	31,693	1,050,939
Orix JREIT, Inc., REIT	290	347,817
Ventas, Inc., REIT	17,919	754,927
Welltower, Inc., REIT	7,217	591,217
		7,453,291

UTILITIES: 25.1% (b)
Acciona SA	5,391	686,570
Adani Green Energy, Ltd. (a)	21,912	261,072
American Water Works Co., Inc.	10,325	1,278,545
Auren Energia SA	184,200	503,142
Beijing Enterprises Water Group, Ltd.	650,000	141,480
Boralex, Inc., Class A	22,138	475,602
Corp ACCIONA Energias Renovables SA	38,422	989,662
Edison International	21,544	1,363,520
EDP - Energias de Portugal SA	283,012	1,176,748
EDP Renovaveis SA	51,658	846,025
Encavis AG (a)	36,169	507,579
Enel Americas SA (a)	8,262,498	948,570
Enel Chile SA	10,228,463	621,546
Enel SpA	285,213	1,749,138
Engie Brasil Energia SA	121,300	999,783
Guangdong Investment, Ltd.	1,094,000	833,834
Iberdrola SA	186,127	2,081,728
Mercury NZ, Ltd.	64,539	235,820
Meridian Energy, Ltd.	370,073	1,138,109
Neoen SA	8,106	235,729
Ormat Technologies, Inc.	10,712	748,983
Orsted A/S	20,518	1,116,244
Power Grid Corp of India, Ltd.	492,508	1,184,828
Severn Trent PLC	34,766	1,003,186
SSE PLC	70,252	1,376,681
Sunnova Energy International, Inc. (a)	15,658	163,939
United Utilities Group PLC	62,873	726,498
Veolia Environnement SA	44,023	1,272,535
Verbund AG	12,842	1,044,718
		25,711,814

TOTAL COMMON STOCKS		101,158,013
(Cost $107,729,576)

CLOSED-END INVESTMENT COMPANY: 0.5%
Renewables Infrastructure Group Ltd., The	389,116	505,460
(Cost $581,996)

TOTAL INVESTMENTS: 99.2%		101,663,473
(Cost $108,311,572)

OTHER ASSETS AND LIABILITIES - (NET): 0.8%		810,389

Net Assets: 100.0%		$102,473,862

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting.

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent of Net Assets
Australia	$1,201,033	1.2%
Austria	1,816,884	1.8%
Brazil	1,502,924	1.5%
Canada	2,018,470	2.0%
Chile	1,570,116	1.6%
China	4,981,848	5.1%
Denmark	1,116,244	1.3%
France	5,959,403	5.0%
Germany	507,579	0.3%
Hong Kong	1,946,076	1.6%
India	1,445,900	1.4%
Israel	508,863	0.5%
Italy	2,364,016	2.3%
Japan	5,110,936	4.9%
Netherlands	521,803	0.6%
New Zealand	1,373,929	1.4%
Philippines	208,032	0.2%
Portugal	2,022,773	1.1%
Singapore	219,669	0.2%
South Korea	989,914	0.8%
Spain	3,757,960	4.8%
Sweden	1,342,594	1.3%
Switzerland	1,203,548	1.1%
Taiwan	3,505,498	3.5%
United Kingdom	7,114,914	6.4%
United States	47,352,547	47.3%
Other assets and liabilities (net)	810,389	0.8%
	$102,473,862	100.0%

September 30, 2023
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2023, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $454,521, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held two securities fair valued at $671,055, representing 0.12% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2023:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,225,307,594	$-	$-	$1,225,307,594
Total	$1,225,307,594	$-	$-	$1,225,307,594
Small Cap
Common Stocks	$597,484,456	$-	$-	$597,484,456
Total	$597,484,456	$-	$-	$597,484,456
US Sustainable Economy
Common Stocks	$257,937,266	$-	$-	$257,937,266
Total	$257,937,266	$-	$-	$257,937,266
Global Sustainable Infrastructure
Common Stocks	$54,862,354	$46,295,659	$-	$101,158,013
Closed-End Funds	-	505,460	-	505,460
Total	$54,862,354	$46,801,119	$-	$101,663,473
Global Opportunities
Common Stocks	$58,743,710	$48,516,123	$-	$107,259,833
Preferred Stocks	-	2,154,431	-	2,154,431
Total	$58,743,710	$50,670,554	$-	$109,414,264
Global Environmental Markets
Common Stocks	$1,362,346,648	$828,534,089	$-	$2,190,880,737
Total	$1,362,346,648	$828,534,089	$-	$2,190,880,737
Global Women’s Leadership
Common Stocks	$495,785,731	$248,124,891	$-	$743,910,622
Preferred Stocks	-	248,307	-	248,307
Total	$495,785,731	$248,373,198	$-	$744,158,929
International Sustainable Economy
Common Stocks	$4,893,519	$986,144,502	$-	$991,038,021
Preferred Stocks	-	15,119,924	-	15,119,924
Total	$4,893,519	$1,001,264,426	$-	$1,006,157,945
Core Bond
Community Investment Notes	$-	$237,173	$454,521	$691,694
Corporate Bonds	-	304,123,576	-	304,123,576
U.S. Gov't Agency Bonds	-	11,035,594	-	11,035,594
Government Bonds	-	6,216,909	-	6,216,909
Supranational Bonds	-	91,381,091	-	91,381,091
Municipal Bonds	-	10,673,738	-	10,673,738
U.S. Treasury Notes	-	140,158,414	-	140,158,414
Asset-Backed Securities	-	51,124,227	-	51,124,227
Mortgage-Backed Securities	-	216,450,025	-	216,450,025
Total	$-	$831,400,747	$454,521	$831,855,268
High Yield Bond
Community Investment Notes	$-	$237,173	$671,055	$908,228
Common Stocks	2,052,330	-	-	2,052,330
Corporate Bonds	-	505,401,789	-	505,401,789
Loans	-	21,694,445	-	21,694,445
Medium Term Certificates of Deposit	-	500,000	-	500,000
Total	$2,052,330	$527,833,407	$671,055	$530,556,792
Sustainable Allocation
Affiliated Investment Companies	$2,113,406,882	$-	$-	$2,113,406,882
Total	$2,113,406,882	$-	$-	$2,113,406,882

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurementsThe Core Bond Fund and High Yield Bond Fund each hold a position in the same promissory note and community investment note, which are both valued at par.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2023, the Sustainable Allocation Fund held the following investments in affiliated Funds:

									Net change in
									Unrealized
		Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund		12/31/22	Additions	Reductions	09/30/23	12/31/22	Income	Gains/Losses[1]	Depreciation	09/30/23

Sustainable Allocation
	Large Cap	75,268,533	311,912	8,987,370	66,593,075	$ 870,104,236	$ 3,926,967	$ 12,773,348	$ 42,335,192	$ 813,101,441
	Small Cap	4,176,980	1,464,715	-	5,641,695	59,689,044	-	-	1,000,294	82,989,338
	Global Sustainable Infrastructure	7,971,319	105,484	-	8,076,803	68,314,199	947,248	-	(1,739,377)	67,522,070
	Global Opportunities	4,082,111	13,285	-	4,095,396	56,129,027	201,273	-	2,274,823	58,605,122
	Global Environmental Markets	2,635,835	20,868	-	2,656,703	51,609,644	444,489	-	814,252	52,868,384
	Global Women's Leadership	2,057,973	37,627	-	2,095,600	56,491,351	1,113,007	-	1,680,158	59,284,517
	International Sustainable Economy	11,578,384	203,421	-	11,781,805	99,689,886	1,922,324	-	4,541,849	106,154,059
	Core Bond	85,316,699	8,160,156	1,167,718	92,309,137	740,548,945	17,902,717	(2,643,211)	(22,990,521)	776,319,840
	High Yield	16,220,310	720,411	-	16,940,721	92,617,968	4,174,081	-	(229,938)	96,562,111
	Total					$ 2,095,194,300	$ 30,632,106	$ 10,130,137	$ 27,686,732	$ 2,113,406,882

[1]	Includes realized capital gain distributions from an affiliated fund, if any.